Long-Term Investments - Schedule of Financial Information For Equity Investees (Details) - Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Financial Information For Equity Investees [Line Items]
Revenues	¥ 56,720	$ 8,111	¥ 43,446
Gross profit	38,447	5,498	27,949
Net income	1,953	$ 279	1,506
Total assets	92,186		73,390	$ 13,182
Total liabilities	¥ 51,310		¥ 41,467	$ 7,337